Income taxes (Tables)	12 Months Ended
Mar. 28, 2020
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets Related to Continuing Operations
The significant items comprising the Company’s net deferred tax assets at March 28, 2020 and March 30, 2019 are as follows:

	Fiscal Year Ended
	March 28, 2020	March 30, 2019
Deferred tax assets:	(In thousands)
Loss and tax credit carry forwards	$14,987	$14,053
Difference between book and tax basis of property and equipment	3,674	4,036
Operating lease right-of-use asset	3,820	—
Other reserves not currently deductible	136	151
Expenses not currently deductible	—	1,153
Other	(142)	(117)
Net deferred tax asset before valuation allowance	22,475	19,276
Valuation allowance	(22,475)	(19,276)

Net deferred tax asset	$—	$—

Components of Income Tax Expense (Benefit) from Continuing Operations
The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 28, 2020	March 30, 2019	March 31, 2018
	(In thousands)
Income tax expense (benefit):
Current	$—	$—	$—
Deferred	(3,195)	(4,769)	(5,922)
Valuation allowance	3,195	4,769	5,922
Income tax expense	$—	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 28, 2020	March 30, 2019	March 31, 2018
Canadian statutory rate	26.6%	26.8%	26.6%
Rate differential for U.S. operations	0.0%	0.1%	0.4%
Utilization of unrecognized losses and other tax attributes	(26.4%)	(26.2%)	(27.1%)
Permanent differences and other	(0.2%)	(0.7%)	0.1%

Total	0%	0%	0%